Plumb Balanced Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.27%
Automobiles & Components - 1.52%
Ford Motor Co.	75,000	$872,250

Banks - 3.04%
Citigroup, Inc.	15,000	678,450
JPMorgan Chase & Co.	8,000	1,072,800
		1,751,250
Biotechnology - 3.08%
Merck & Co., Inc.	16,000	1,775,200

Capital Goods - 3.15%
Raytheon Technologies Corp.	18,000	1,816,560

Commercial & Professional Services - 4.98%
Copart, Inc. (a)	24,000	1,461,360
VSE Corp.	30,000	1,406,400
		2,867,760
Consumer Discretionary - 1.90%
Nutrien Ltd. (a)(b)	15,000	1,095,450

Diversified Financials - 2.97%
Discover Financial Services	17,500	1,712,025

Energy - 8.28%
Phillips 66	12,500	1,301,000
Exxon Mobil Corp.	13,000	1,433,900
Schlumberger NV - ADR (b)	38,000	2,031,480
		4,766,380
Food, Beverage & Tobacco - 2.43%
Constellation Brands, Inc. - Class A	6,047	1,401,392

Media & Entertainment - 3.37%
Alphabet, Inc. - Class A (a)	22,000	1,941,060

Retailing - 2.65%
MercadoLibre, Inc. (a)	1,800	1,523,232

Semiconductors & Semiconductor Equipment - 4.99%
Microchip Technology, Inc.	17,000	1,194,250
NVIDIA Corp.	11,500	1,680,610
		2,874,860
Software & Services - 19.58%
Adobe, Inc. (a)	4,600	1,548,038
Mastercard, Inc. - Class A	6,000	2,086,380
Microsoft Corp.	9,000	2,158,380
Mitek Systems, Inc. (a)	80,000	775,200
Olo, Inc. (a)	110,000	687,500
Visa, Inc. - Class A	9,500	1,973,720
WEX, Inc. (a)	12,500	2,045,625
		11,274,843
Technology Hardware & Equipment - 3.33%
Apple, Inc.	14,750	1,916,468

TOTAL COMMON STOCKS (Cost $25,666,668)		37,588,730

CORPORATE BONDS - 33.91%	Principal Amount
Banks - 19.93%
Amalgamated Financial Corp.
3.25%, (3 Month LIBOR USD + 2.30%) 11/15/2031 (c)	1,500,000	1,311,822
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,575,684
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	1,000,000	855,233
Citigroup, Inc.
4.70%, (SOFR +3.23%) Perpetual Maturity (c)	1,000,000	833,701
5.71%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	250,000	248,028
Flagstar Bancorp, Inc.
4.13%, (SOFR +3.91%) 11/01/2030 (c)	500,000	450,385
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) 01/29/2050 (c)	2,325,000	2,317,479
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	1,575,000	1,481,551
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	481,042
Wells Fargo & Co.
4.05%, 08/15/2026	500,000	483,880
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,437,709
		11,476,514
Capital Goods - 2.32%
Boeing Co
2.95%, 02/01/2030	1,000,000	851,797
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	483,784
		1,335,581
Consumer Services - 4.47%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,571,425

Diversified Financials - 4.28%
Credit Suisse Group AG
5.98%, (3 Month LIBOR USD + 1.24%) 06/12/2024 (b)	500,000	473,607
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) 05/01/2025	1,000,000	983,000
The Goldman Sachs Group, Inc.
5.45%, (3 Month LIBOR USD + 1.70%) 04/05/2026	1,000,000	1,006,838
		2,463,445
Health Care Equipment & Services - 1.04%
CVS Pass-Through Trust
6.94%, 01/10/2030	163,483	166,734
HCA, Inc.
3.50%, 09/01/2030	500,000	433,725
		600,459
Insurance - 0.86%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	497,621

Oil & Gas - 0.42%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	243,182

Software & Services - 0.59%
VeriSign, Inc.
4.75%, 07/15/2027	350,000	338,904

TOTAL CORPORATE BONDS (Cost $21,202,904)		19,527,131

SHORT TERM INVESTMENT - 0.05%	Shares
Money Market Fund - 0.05%
First American Government Obligations Fund - Class X - 4.08% (d)	27,129	27,129
TOTAL SHORT TERM INVESTMENT (Cost $27,129)		27,129

Total Investments (Cost $46,896,701) - 99.23%		57,142,990
Other Assets in Excess of Liabilities - 0.77%		442,998
TOTAL NET ASSETS - 100.00%		$57,585,988

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable or Floating rate security based on a reference index and spread. The rate listed is as of December 31, 2022.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2022.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$37,588,730	$-	$-	$37,588,730
Corporate Bonds*	-	19,527,131	-	19,527,131
Money Market Fund	27,129	-	-	27,129
Total	$37,615,859	$19,527,131	$-	$57,142,990

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2022, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.